Acquisitions and Divestitures	6 Months Ended
Sep. 30, 2022
Business Combinations [Abstract]
Acquisitions and Divestitures
4.	Acquisitions and Divestitures
(1) Acquisitions
There were no material acquisitions during the six months ended September 30, 2021 and 2022.
(2) Divestitures
Gains on sales of subsidiaries and affiliates and liquidation losses, net for the six months ended September 30, 2021 and 2022 amounted to ¥6,473 million and ¥8,589 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the six months ended September 30, 2021 mainly consisted of ¥6,305 million in ORIX USA segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the six months ended September 30, 2022 mainly consisted of ¥137 million in Real Estate segment, ¥4,048 million in ORIX USA segment and ¥4,420 million in Asia and Australia segment.
Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended September 30, 2021 and 2022 amounted to ¥3,476 million and ¥5,486 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended September 30, 2021 mainly consisted of ¥3,397 million in ORIX USA segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended September 30, 2022 mainly consisted of ¥137 million in Real Estate segment, ¥3,299 million in ORIX USA segment and ¥2,066 million in Asia and Australia segment.